Accounts Payable and accrued Expenses Accounts Payable and Accrued Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable	$ 4,870	$ 4,612
Accrued Liabilities	2,267	2,250
Other Accrued Liabilities	3,298	3,171
Accounts Payable and Accrued Liabilities, Current	$ 10,435	$ 10,033